Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Deferred Income Tax

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Deferred income tax assets	163	164
Deferred income tax liabilities	(22)	(25)

Net deferred income tax assets	141	139

Significant Components of Deferred Tax Assets and Liabilities

The following tables show the changes in net deferred income tax assets / (liabilities) for the years ended December 31, 2018 and 2017.

(in millions of Euros)	At January 1, 2018	Recognized in		FX	At December 31, 2018
		Profit or loss	OCI
Long-term assets	(76)	(15)	—	(3)	(94)
Inventories	4	1	—	—	5
Pensions	130	(12)	(7)	5	116
Derivative valuation	(20)	22	8	2	12
Tax losses carried forward	78	(13)	—	(4)	61
Other (A)	23	15	—	3	41

Total	139	(2)	1	3	141

(A)	Mainly non-deductible provisions and interests.

(in millions of Euros)	At January 1, 2017	Recognized in		FX	At December 31, 2017
		Profit or loss	OCI
Long-term assets	(90)	5	—	9	(76)
Inventories	6	(2)	—	—	4
Pensions	188	(39)	(5)	(14)	130
Derivative valuation	13	(17)	(15)	(1)	(20)
Tax losses carried forward	79	3	—	(4)	78
Other (A)	26	(3)	—	—	23

Total	222	(54)	(20)	(9)	139

(A)	Mainly non-deductible provisions.

Components of Non Recognized Deferred Tax Assets

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Expiring within 5 years	(45)	(69)
Expiring after 5 years and limited	(89)	(96)
Unlimited	(19)	(18)

Tax losses	(153)	(183)

Long-term assets	(107)	(116)
Pensions	(18)	(20)
Other	(43)	(37)

Deductible temporary differences	(168)	(173)

Total	(321)	(356)